Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000205617
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class I
Trading Symbol	AXVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,906,277
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
C000205616
Shareholder Report [Line Items]
Fund Name	Acclivity Small Cap Value Fund
Class Name	Class N
Trading Symbol	AXVNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.
Additional Information Phone Number	855-873-3837
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,906,277
Holdings Count | Holding	498
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	57.00%
C000107966
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class I
Trading Symbol	ICCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$141	1.24%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic International Opportunity Fund I Share class ("ICCIX") was up 26.95%. When breaking down the fund’s results, an overweight in defensive fixed-income and an underweight in Taiwan were the primary drags on performance. Meanwhile, an overweight in South Korea and Spain and an underweight in India served as the main positive contributors.

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	26.95%	4.77%	7.21%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	24.68%	4.88%	6.38%
3141 - 70% - M* Global ex US Target Mkt / 30% - Bloomberg Agg	24.34%	4.97%	6.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,561,249
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 459,069
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,561,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$459,069
Portfolio Turnover	98%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.8%
Exchange-Traded Funds	77.9%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-22.0%
Money Market Funds	27.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	21.7%
Franklin FTSE Japan ETF	11.1%
iShares MSCI South Korea ETF	6.2%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.4%
First American Treasury Obligations Fund, Class X	5.3%
iShares MSCI Spain ETF	5.2%
Franklin FTSE China ETF	5.2%
Franklin FTSE Germany ETF	5.1%
iShares MSCI Italy ETF	4.4%

C000108013
Shareholder Report [Line Items]
Fund Name	Dynamic International Opportunity Fund
Class Name	Class N
Trading Symbol	ICCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic International Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$169	1.49%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic International Opportunity Fund N Share class ("ICCNX") was up 26.62%. When breaking down the fund’s results, an overweight in defensive fixed-income and an underweight in Taiwan were the primary drags on performance. Meanwhile, an overweight in South Korea and Spain and an underweight in India served as the main positive contributors.

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic International Opportunity Fund	26.62%	4.50%	6.94%
MSCI ACWI ex USA Index	32.38%	7.91%	8.41%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Morningstar Global ex-US Target Market Exposure NR USD	31.87%	8.05%	8.54%
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg	24.68%	4.88%	6.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 56,561,249
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 459,069
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$56,561,249
Number of Portfolio Holdings	36
Advisory Fee (net of waivers)	$459,069
Portfolio Turnover	98%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.8%
Exchange-Traded Funds	77.9%
Money Market Funds	4.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-22.0%
Money Market Funds	27.0%
Equity	95.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	21.7%
Franklin FTSE Japan ETF	11.1%
iShares MSCI South Korea ETF	6.2%
Franklin FTSE Canada ETF	6.1%
Franklin FTSE United Kingdom ETF	5.4%
First American Treasury Obligations Fund, Class X	5.3%
iShares MSCI Spain ETF	5.2%
Franklin FTSE China ETF	5.2%
Franklin FTSE Germany ETF	5.1%
iShares MSCI Italy ETF	4.4%

C000107964
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class I
Trading Symbol	ICSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.24%

How did the Fund perform during the reporting period?

 In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic U.S. Opportunity Fund I Share class ("ICSIX") was up 16.27%. When breaking down the fund’s results, the overweight in defensive fixed-income and industrials sector were the primary drags on performance. Meanwhile, an underweight in information technology and an overweight in communication services served as the main positive contributors.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	16.27%	9.51%	11.04%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	14.75%	9.96%	11.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,451,427
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 960,573
InvestmentCompanyPortfolioTurnover	259.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$98,451,427
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$960,573
Portfolio Turnover	259%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	24.6%
Exchange-Traded Funds	75.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.6%
Money Market Funds	32.9%
Equity	100.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	32.9%
State Street Technology Select Sector SPDR ETF	18.5%
State Street Communication Services Select Sector	17.7%
State Street Financial Select Sector SPDR ETF	16.2%
State Street Industrial Select Sector SPDR Fund	13.2%
State Street Health Care Select Sector SPDR Fund	10.5%
State Street Consumer Discretionary Select Sector	7.6%
State Street Consumer Staples Select Sector SPDR Fund	5.4%
State Street Utilities Select Sector SPDR ETF	4.6%
iShares Russell Mid-Cap Growth ETF	2.5%

C000107965
Shareholder Report [Line Items]
Fund Name	Dynamic U.S. Opportunity Fund
Class Name	Class N
Trading Symbol	ICSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dynamic U.S. Opportunity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 1 (855) USE-ETFS.
Additional Information Phone Number	1 (855) USE-ETFS
Additional Information Website	https://www.innealtafunds.com/#front-page-3
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$161	1.49%

How did the Fund perform during the reporting period?

In 2025, global growth remained resilient despite persistent trade and tariff uncertainties. While headline inflation continued its downward trajectory, the pace of deceleration was more gradual than many market participants had anticipated. The labor market transitioned from the “post-pandemic frenzy” to a state of steady cooling, providing the necessary latitude for central banks to initiate policy easing.

Following a volatile start to the year, U.S. equities—represented by the S&P 500 Index—advanced approximately 18%. This growth was underpinned by robust economic fundamentals, strong corporate earnings, and the continued acceleration of capital expenditure spending dedicated to artificial intelligence. Within the U.S. market, performance was bifurcated: Communication Services and Information Technology significantly outperformed, while the Real Estate and Consumer Staples sectors lagged. The broader fixed-income market, represented by the Bloomberg U.S. Aggregate Bond Index, gained approximately 7% for the year. This marked its strongest performance since 2020, as elevated starting yields provided a significant “total return buffer” for investors. Internationally, the MSCI ACWI ex-U.S. Index rose approximately 32%, outperforming domestic markets. From a regional perspective, Latin America led global returns, while Developed Asia trailed the broader index.

In 2025, Dynamic U.S. Opportunity Fund N Share class ("ICSNX") was up 15.90%. When breaking down the fund’s results, the overweight in defensive fixed-income and industrials sector were the primary drags on performance. Meanwhile, an underweight in information technology and an overweight in communication services served as the main positive contributors.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dynamic U.S. Opportunity Fund	15.98%	9.25%	10.77%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg	14.75%	9.96%	11.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1 (855) USE-ETFS.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 98,451,427
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 960,573
InvestmentCompanyPortfolioTurnover	259.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$98,451,427
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$960,573
Portfolio Turnover	259%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	24.6%
Exchange-Traded Funds	75.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.6%
Money Market Funds	32.9%
Equity	100.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Asset Portfolio	32.9%
State Street Technology Select Sector SPDR ETF	18.5%
State Street Communication Services Select Sector	17.7%
State Street Financial Select Sector SPDR ETF	16.2%
State Street Industrial Select Sector SPDR Fund	13.2%
State Street Health Care Select Sector SPDR Fund	10.5%
State Street Consumer Discretionary Select Sector	7.6%
State Street Consumer Staples Select Sector SPDR Fund	5.4%
State Street Utilities Select Sector SPDR ETF	4.6%
iShares Russell Mid-Cap Growth ETF	2.5%